Decommissioning Liabilities - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Feb. 28, 2023 CAD ($)
Disclosure of other provisions [line items]
Credit-adjusted risk-free rate	6.10%	6.10%
Inflation rate	0.02	0.02
Restricted Cash	$ 209	$ 209
BP-Husky Refining LLC
Disclosure of other provisions [line items]
Carrying value of pre-existing decommissioning liabilities			$ 2